March 22, 2000

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
             DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1999


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/TRUST," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS":

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                           --------------------------------------


      THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE FUND":

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

Gregory S. Gruber,  Assistant  Treasurer.  Senior Accounting Manager - Municipal
     Bond Funds of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.


================================================================================


                                                                  March 22, 2000

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
              DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1999


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/TRUST," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS":

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                           --------------------------------------


      THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE FUND":

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.


Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

Gregory S. Gruber,  Assistant  Treasurer.  Senior Accounting Manager - Municipal
     Bond Funds of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.


================================================================================


                                                                  March 22, 2000

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
               DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1999


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND/TRUST," "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS":

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

                          ----------------------------------------


      THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE TRUST:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

Gregory S. Gruber,  Assistant  Treasurer.  Senior Accounting Manager - Municipal
     Bond Funds of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.


================================================================================


                                                                  March 22, 2000

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
            DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
                   DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1999


      THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUNDS," "MANAGEMENT OF THE FUNDS" AND "MANAGEMENT ARRANGEMENTS:"

      Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Funds. DSC is located at 200 Park Avenue, New York, NY 10166.

                            -----------------------------------

      THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT OF THE FUNDS - OFFICERS OF THE TRUST:"

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment Officer of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel to Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 42 years old.


Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 50 years old.

Jeff Prusnofsky, Assistant Secretary. Assistant General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 34 years old.

Michael A. Rosenberg, Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 38 years old.

Gregory S. Gruber,  Assistant  Treasurer.  Senior Accounting Manager - Municipal
     Bond Funds of Dreyfus, and an officer of other investment companies advised and administered by Dreyfus. He is 40 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

                           -------------------------------------


      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "MANAGEMENT ARRANGEMENTS - THE DISTRIBUTOR:"

      Disclosure of the amounts retained by "the Distributor" on the sale of shares of the Funds refers to amounts retained by Premier Mutual Fund Services, Inc. ("Premier"), each Fund's distributor prior to March 22, 2000. No information is provided for DSC, as it was not the Funds' distributor as of the Funds' last fiscal year end.

                          ---------------------------------------


      The clause "Pursuant to an agreement with the Distributor" hereby is deleted in the following sections of the SAI: (i) the third sentence of the fifth paragraph of the section of the SAI entitled "Purchase of Shares- Class A Shares"; and (ii) the first sentence of the section entitled "Purchase of Shares
- Class B and C Shares".


                             ---------------------------------------


      THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE SAI ENTITLED "DISTRIBUTION AND SERVICE PLANS:"

      Coincident with the transfer of distribution responsibilities from Premier to DSC, the Company's Board adopted amendments to each Fund's Distribution Plan, with respect to Class A shares (the "Class A Plan"), and Service Plan, with respect to Class B and Class C shares (the "Service Plan") (together with the Class A Plan, the "Plans"), to remove the inconsistency of the Plans' reference to both DSC and the "Distributor" in the alternative, and to make other non-material changes to update the Plans. The Class A Plan also was amended to expressly provide that Mellon Bank, N.A. and other affiliates may be paid directly under the Class A Plan for shareholder services they provide. There was no change to the amount payable under the Plans or to any other material terms of the Plans. The amended Class A Plan provides that Mellon Bank, N.A. and/or any of its affiliates are entitled to payment with respect to shareholder servicing services and the Distributor (DSC) is entitled to payment with respect to distribution and shareholder servicing services. The amended Service Plan provides that DSC, and/or any of its affiliates, are entitled to payment for providing certain services to shareholders of the Fund. There were no changes made to the Fund's Distribution Plan with respect to its Class B and Class C shares.